Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds — 99.8%

Alabama — 3.0%
Alabama Community College System, Revenue Bonds
Insured: BAM
4.000%, due 11/1/32	$410,000	$475,157
4.000%, due 11/1/33	660,000	764,516
Alabama Community College System ACCS Enhancements Fee Revenue, Revenue Bonds
Insured: AGM
4.000%, due 9/1/34	850,000	987,782
4.000%, due 9/1/36	270,000	312,953
Birmingham Airport Authority, Revenue Bonds
Insured: BAM
5.000%, due 7/1/32	600,000	745,168
Black Belt Energy Gas District, Revenue Bonds
0.410% (Municipal Swap Index + 0.35%), due 10/1/52(a)	900,000	894,906
4.000%, due 6/1/28	1,500,000	1,686,988
City of Auburn AL, General Obligation Bonds
4.000%, due 11/1/44	1,110,000	1,247,100
Homewood Educational Building Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 12/1/41	1,000,000	1,035,755
		8,150,325
Alaska — 0.5%
Alaska Industrial Development & Export Authority, Revenue Bonds
Series A
5.000%, due 6/1/28	100,000	109,994
State of Alaska International Airports System, Revenue Bonds
4.000%, due 10/1/31	1,055,000	1,241,315
		1,351,309
Arizona — 1.2%
Arizona Industrial Development Authority, Revenue Bonds
Series A
4.000%, due 11/1/39	600,000	675,982
5.000%, due 11/1/31	550,000	654,190
Series A Insured: BAM
5.000%, due 6/1/31	300,000	359,258
5.000%, due 6/1/32	325,000	388,544
Arizona State University, Revenue Bonds
5.000%, due 7/1/22	130,000	132,470
City of Phoenix Civic Improvement Corp., Revenue Bonds
Series A
5.000%, due 7/1/34	500,000	580,011
Maricopa County Industrial Development Authority, Revenue Bonds
Series C Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	342,318
		3,132,773
Arkansas — 1.9%
Bentonville School District No 6, General Obligation Bonds
Series B
5.000%, due 6/1/22	145,000	147,175
Little Rock Metrocentere Improvement District No 1, Revenue Bonds
0.120%, due 12/1/25(a)(b)	4,500,000	4,500,000
University of Central Arkansas, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/1/34	400,000	450,789
		5,097,964
California — 8.3%
Apple Valley Public Financing Authority, Tax Allocation
Series A Insured: BAM
4.000%, due 6/1/31	1,000,000	1,161,044
Bay Area Toll Authority, Revenue Bonds
5.000%, due 4/1/22	125,000	125,969
Benicia Unified School District, General Obligation Bonds
Series C Insured: AGM
0.910%, due 8/1/23(c)	300,000	295,917
California Health Facilities Financing Authority, Revenue Bonds
Series A
4.000%, due 8/15/40	1,200,000	1,390,597
5.000%, due 10/1/32	1,000,000	1,095,859
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	473,276
California State Public Works Board, Revenue Bonds
Series A
5.000%, due 9/1/22	120,000	123,139
Series B
4.000%, due 5/1/36	200,000	230,368
Series C
5.000%, due 3/1/22	300,000	301,150
Series F
5.000%, due 4/1/22	100,000	100,772
California Statewide Communities Development Authority, Revenue Bonds
Insured: BAM
4.000%, due 5/15/35	2,000,000	2,291,778
Center Unified School District, General Obligation Bonds
Series B Insured: BAM
4.000%, due 8/1/24	310,000	331,800
Chaffey Joint Union High School District, General Obligation Bonds
Series B
1.830%, due 8/1/34(c)	320,000	198,883
Eastern Municipal Water District, Revenue Bonds
Series A
5.000%, due 7/1/22	175,000	178,333
El Camino Community College District Foundation (The), General Obligation Bonds
5.000%, due 8/1/22	100,000	102,283
Hayward Redevelopment Agency Successor Agency, Tax Allocation
5.000%, due 9/1/22	100,000	102,610
Hayward Unified School District, General Obligation Bonds
Insured: AGM
4.000%, due 8/1/45	270,000	306,080
Huntington Beach Public Financing Authority, Revenue Bonds
Series A
5.000%, due 9/1/22	100,000	102,503

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Independent Cities Finance Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/29	$500,000	$561,947
4.000%, due 6/1/36	700,000	794,412
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
1.990%, due 8/1/31(c)	150,000	115,395
2.070%, due 8/1/33(c)	35,000	24,576
Lake Elsinore School Financing Authority, Special Tax
Insured: BAM
5.000%, due 10/1/33	250,000	306,913
Lodi Unified School District, General Obligation Bonds
4.000%, due 8/1/38	1,015,000	1,139,174
Long Beach Unified School District, General Obligation Bonds
Series B
5.000%, due 8/1/22	100,000	102,273
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds
Series C
5.000%, due 7/1/22	100,000	101,883
Metropolitan Water District of Southern California, Revenue Bonds
Series E
0.200% (Municipal Swap Index + 0.14%), due 7/1/37(a)	1,200,000	1,200,121
Series G
4.000%, due 7/1/22	145,000	147,162
Mojave Water Agency Public Facilities Corp., Revenue Bonds
Series A
5.000%, due 6/1/22	115,000	116,771
North Coast County Water District, Certificates of Participation
Insured: AGM
4.000%, due 10/1/27	135,000	153,666
4.000%, due 10/1/28	125,000	144,144
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds
Series O-1
0.090%, due 5/15/45(a)(b)	600,000	600,000
Rio Hondo Community College District, General Obligation Bonds
Series B
5.000%, due 8/1/22	150,000	153,425
Riverside County Community Facilities Districts, Special Tax
Insured: AGM
4.000%, due 9/1/35	1,060,000	1,222,003
Riverside County Redevelopment Successor Agency, Tax Allocation
Series B Insured: BAM
5.000%, due 10/1/41	465,000	536,484
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	602,636
Sacramento City Unified School District, General Obligation Bonds
Insured: AGM
1.410%, due 7/1/24(c)	305,000	294,785
Santa Clara County Financing Authority, Revenue Bonds
Series A
5.000%, due 4/1/22	100,000	100,775
Santa Clara Valley Transportation Authority, Revenue Bonds
Series A
5.000%, due 6/1/22	200,000	203,067
Sonoma County Junior College District, General Obligation Bonds
5.000%, due 8/1/22	170,000	173,882
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	549,274
5.000%, due 8/1/22	240,000	245,456
5.000%, due 9/1/22	150,000	153,950
5.000%, due 10/1/32	2,700,000	3,485,513
University of California, Revenue Bonds
Series AO
5.000%, due 5/15/22	100,000	101,329
Series AZ
5.000%, due 5/15/22	100,000	101,329
Series G
4.000%, due 5/15/22	200,000	202,086
Westminster School District, General Obligation Bonds
Series B Insured: BAM
1.020%, due 8/1/48(c)	100,000	17,634
Westside Union School District, General Obligation Bonds
Series A
4.000%, due 8/1/22	100,000	101,777
		22,666,203
Colorado — 4.2%
Adams State University, Revenue Bonds
Series A Insured: ST HGR ED INTERCEPT PROG
5.000%, due 5/15/35	1,125,000	1,361,674
Cherokee Metropolitan District, Revenue Bonds
Insured: BAM
4.000%, due 8/1/34	200,000	235,918
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: Moral Obligation Bond
4.000%, due 12/15/22	245,000	251,792
4.000%, due 12/15/36	475,000	533,979
4.000%, due 12/15/41	400,000	445,987
Series A Insured: Moral Obligation Bond
4.000%, due 7/1/36	1,000,000	1,138,552
Colorado Health Facilities Authority, Revenue Bonds
Series A-1
5.000%, due 8/1/34	75,000	90,250
5.000%, due 8/1/35	105,000	126,042
Series A-2
5.000%, due 8/1/32	110,000	132,885
5.000%, due 8/1/33	90,000	108,540
Crystal Valley Metropolitan District No 2, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/36	500,000	580,247
Dawson Ridge Metropolitan District No 1, General Obligation Bonds
Series A
0.640%, due 10/1/22(c)	175,000	174,258

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Colorado (continued)
Douglas County School District No Re-1 Douglas & Elbert Counties, General Obligation Bonds
5.000%, due 12/15/31	$1,700,000	$2,075,765
Eagle County School District No Re50J, Certificates of Participation
Insured: AGM
4.000%, due 12/1/41	515,000	584,661
El Paso County School District No 3 Widefield, Certificates of Participation
Insured: AGM
4.000%, due 12/1/41	1,315,000	1,509,600
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	502,640
Lewis Pointe Metropolitan District, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/24	225,000	241,733
Pueblo City Schools, General Obligation Bonds
5.000%, due 12/15/34	1,115,000	1,386,972
		11,481,495
Connecticut — 3.4%
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	702,365
City of Hartford CT, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/30	100,000	104,497
City of New Britain CT, General Obligation Bonds
Series B Insured: AGM
5.250%, due 9/1/30	600,000	726,527
City of New Haven CT, General Obligation Bonds
Series A
4.000%, due 8/1/37	905,000	1,003,955
City of West Haven CT, General Obligation Bonds
4.000%, due 9/15/27	240,000	268,311
4.000%, due 9/15/28	290,000	327,006
4.000%, due 9/15/31	325,000	370,119
Insured: BAM
4.000%, due 3/15/29	200,000	228,722
4.000%, due 3/15/30	125,000	144,093
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series I-1
5.000%, due 7/1/33	350,000	405,485
Mattabassett District, Revenue Bonds
Insured: BAM
5.000%, due 8/1/23	400,000	423,611
State of Connecticut, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/15/34	1,875,000	2,308,112
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A
4.000%, due 5/1/36	500,000	573,708
Series A Insured: AGM
4.000%, due 5/1/38	1,500,000	1,754,061
		9,340,572
Delaware — 0.1%
State of Delaware, General Obligation Bonds
5.000%, due 3/1/22	370,000	371,424

Florida — 4.5%
Central Florida Expressway Authority, Revenue Bonds
Insured: AGM
4.000%, due 7/1/34	1,000,000	1,181,423
City of Pompano Beach FL, Revenue Bonds
Series B-2
1.450%, due 1/1/27	250,000	242,906
County of Miami-Dade FL Aviation Revenue, Revenue Bonds
Series A
4.000%, due 10/1/34	500,000	575,176
4.000%, due 10/1/39	400,000	455,293
County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds
4.000%, due 10/1/34	1,000,000	1,167,305
County of Palm Beach FL, Revenue Bonds
5.000%, due 6/1/23	115,000	116,752
Florida Development Finance Corp., Revenue Bonds
5.000%, due 2/1/34	1,405,000	1,719,916
5.000%, due 2/1/35	1,865,000	2,273,165
Series A
4.000%, due 7/1/24	200,000	209,444
Florida Municipal Power Agency, Revenue Bonds
Series A
3.000%, due 10/1/33	500,000	531,828
Miami Beach Health Facilities Authority, Revenue Bonds
4.000%, due 11/15/36	200,000	227,632
4.000%, due 11/15/37	300,000	340,795
4.000%, due 11/15/38	500,000	565,861
North Springs Improvement District, Special Assessment
Insured: AGM
2.000%, due 5/1/23	185,000	186,603
4.000%, due 5/1/28	410,000	458,359
4.000%, due 5/1/30	445,000	507,857
Orange County Convention Center/Orlando, Revenue Bonds
Series B
5.000%, due 10/1/31	500,000	577,249
School Board of Miami-Dade County (The), Certificates of Participation
Series A
5.000%, due 5/1/31	260,000	273,233
State of Florida, General Obligation Bonds
Series A
5.000%, due 6/1/22	150,000	152,285
Series C
4.000%, due 6/1/30	500,000	505,967
		12,269,049
Georgia — 0.7%
Municipal Electric Authority of Georgia, Revenue Bonds
5.000%, due 1/1/36	1,000,000	1,194,741
Series A
5.000%, due 1/1/38	500,000	596,196
		1,790,937

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Guam — 0.2%
Guam Government Waterworks Authority, Revenue Bonds
5.250%, due 7/1/33	$500,000	$529,825

Hawaii — 0.1%
City & County of Honolulu HI, General Obligation Bonds
Series D
5.000% , due 8/1/22	235,000	240,342

Idaho — 0.9%
Boise State University, Revenue Bonds
Series A
5.000%, due 4/1/47	1,000,000	1,163,249
Idaho Housing & Finance Association, Revenue Bonds
Series A
5.000%, due 7/15/33	1,100,000	1,393,301
		2,556,550
Illinois — 12.3%
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/27	500,000	590,164
Chicago O'Hare International Airport, Revenue Bonds
Series C
5.000%, due 1/1/28	100,000	113,817
Chicago Park District, General Obligation Bonds
Series C Insured: BAM
5.000%, due 1/1/27	250,000	263,588
Series D
4.000%, due 1/1/34	1,000,000	1,125,655
4.000%, due 1/1/35	645,000	724,955
Series E Insured: BAM
4.000%, due 11/15/31	500,000	566,850
City of Chicago Heights IL, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/23	100,000	104,839
City of St Charles IL, General Obligation Bonds
Series A
4.000%, due 12/1/22	150,000	154,212
Cook County Township High School District No 220 Reavis, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/25	600,000	677,178
County of Sangamon IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/15/26	240,000	277,784
Illinois Development Finance Authority, Revenue Bonds
0.070%, due 9/1/28(a)(b)	1,550,000	1,550,000
Illinois Finance Authority, Revenue Bonds
0.120%, due 7/15/55(a)(b)	200,000	200,000
Series A
5.000%, due 8/15/32	1,500,000	1,905,546
Series B
0.110%, due 8/15/49(a)(b)	600,000	600,000
Kane & DeKalb Counties Community Unit School District No 301 Burlington, General Obligation Bonds
Insured: NATL
0.830%, due 12/1/22(c)	400,000	397,243
Kendall Kane & Will Counties Community Unit School District No 308, General Obligation Bonds
Insured: AGM
1.580%, due 2/1/26(c)	450,000	422,457
Macon & De Witt Counties Community Unit School District No 2 Maroa-Forsyth, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/31	500,000	577,993
4.000%, due 12/1/32	550,000	627,605
4.000%, due 12/1/40	1,000,000	1,137,791
Madison County Community Unit School District No 8 Bethalto, General Obligation Bonds
Series B Insured: BAM
4.000%, due 12/1/22	200,000	205,548
4.000%, due 12/1/31	700,000	794,754
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	320,000	369,470
Northern Illinois University, Revenue Bonds
Insured: BAM
5.000%, due 10/1/26	250,000	286,861
5.000%, due 10/1/28	650,000	775,091
5.000%, due 10/1/30	690,000	850,297
Sales Tax Securitization Corp., Revenue Bonds
4.000%, due 1/1/38	300,000	336,111
4.000%, due 1/1/39	1,200,000	1,342,595
Series A
5.000%, due 1/1/30	500,000	609,566
Sangamon County School District No 186 Springfield, General Obligation Bonds
Series C Insured: AGM
5.000%, due 6/1/29	500,000	614,694
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds
Series B Insured: BAM
5.000%, due 12/1/32	500,000	611,030
Southwestern Illinois Development Authority, Revenue Bonds
4.000%, due 10/15/24	165,000	176,202
4.000%, due 4/15/31	450,000	516,454
4.000%, due 4/15/33	250,000	285,760
State of Illinois, General Obligation Bonds
Series A
5.000%, due 12/1/26	2,000,000	2,285,807
Series A Insured: AGM
4.125%, due 4/1/33	550,000	568,856
Series C
5.000%, due 11/1/29	500,000	574,335
Series D
5.000%, due 11/1/24	2,250,000	2,468,948
5.000%, due 11/1/28	250,000	288,292
Town of Cicero IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/26	230,000	238,322

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
5.000%, due 1/1/30	$450,000	$535,637
Upper Illinois River Valley Development Authority, Revenue Bonds
5.250%, due 12/1/38	425,000	492,582
Veterans Park District, General Obligation Bonds
Series A Insured: BAM
3.000%, due 12/15/22	150,000	152,927
Village of Antioch IL, General Obligation Bonds
Insured: BAM
3.000%, due 12/1/22	150,000	152,845
Village of Bolingbrook IL, General Obligation Bonds
Series A
0.960%, due 1/1/35(c)	4,000,000	2,174,473
Village of Franklin Park IL, Revenue Bonds
Series A Insured: BAM
4.000%, due 10/1/30	350,000	400,886
4.000%, due 10/1/32	375,000	426,629
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	465,000	547,936
Village of Mundelein IL, General Obligation Bonds
Insured: AGM
4.000%, due 12/15/39	100,000	112,258
Village of Park Forest IL, General Obligation Bonds
Insured: BAM
4.000%, due 1/1/23	235,000	241,782
4.000%, due 1/1/25	475,000	510,789
Village of Stone Park IL, General Obligation Bonds
Series B Insured: BAM
4.000%, due 2/1/23	135,000	138,837
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: AGM
3.500%, due 1/1/26	840,000	872,253
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds
Series A Insured: BAM
4.000%, due 12/1/35	500,000	562,041
		33,538,545
Indiana — 1.0%
City of Fishers IN Sewage Works Revenue, Revenue Bonds
Insured: BAM
4.000%, due 1/1/25	270,000	291,228
Indiana Finance Authority, Revenue Bonds
Insured: BAM
5.000%, due 10/1/35	500,000	640,330
Series 1
4.000%, due 10/1/36	500,000	588,686
Series A
1.400%, due 8/1/29	1,000,000	936,600
MSD of Wash Township School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 7/15/35	225,000	274,184
		2,731,028
Iowa — 0.7%
Benton Etc Counties College Community School District, Revenue Bonds
Insured: BAM
2.000%, due 6/1/23	265,000	268,868
Iowa Finance Authority, Revenue Bonds
Series E
0.110%, due 2/15/41(a)(b)	500,000	500,000
Iowa Higher Education Loan Authority, Revenue Bonds
0.110%, due 11/1/32(a)(b)	300,000	300,000
Iowa State University of Science & Technology, Revenue Bonds
Series I.S.U. 2020 Insured: BAM
5.000%, due 7/1/22	400,000	407,499
Western Dubuque County Community School District, General Obligation Bonds
2.000%, due 6/1/23	500,000	507,433
		1,983,800
Kentucky — 0.5%
City of Berea KY, Revenue Bonds
Series A
0.090%, due 6/1/32(a)(b)	600,000	600,000
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	75,000	81,282
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	500,000	574,206
		1,255,488
Louisiana — 2.6%
Cameron Parish School District No 15, General Obligation Bonds
4.000%, due 10/1/22	125,000	127,280
5.000%, due 10/1/23	205,000	216,426
5.000%, due 10/1/29	290,000	342,358
City of Bunkie LA, General Obligation Bonds
Insured: BAM
3.000%, due 3/1/27	225,000	235,904
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	100,000	121,635
City of Youngsville LA, Revenue Bonds
Insured: BAM
4.000%, due 5/1/32	250,000	287,990
4.000%, due 5/1/34	300,000	347,033
Louisiana Public Facilities Authority, Revenue Bonds
5.000%, due 10/1/35	150,000	183,461
Louisiana Stadium & Exposition District, Revenue Bonds
4.000%, due 7/3/23	1,500,000	1,548,504
New Orleans Aviation Board, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/37	600,000	722,557
Port New Orleans Board of Commissioners, Revenue Bonds
Series B Insured: AGM
5.000%, due 4/1/36	620,000	720,060
State of Louisiana, General Obligation Bonds
Series D
5.000%, due 9/1/24	1,495,000	1,644,721

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Louisiana (continued)
Ward Two Water District of Livingston Parish, Revenue Bonds
Insured: BAM
3.000%, due 4/1/22	$300,000	$301,159
3.000%, due 4/1/23	300,000	306,537
		7,105,625
Maine — 0.6%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	155,000	175,307
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 7/1/22	500,000	509,522
5.000%, due 7/1/31	225,000	284,343
5.000%, due 7/1/32	500,000	634,622
		1,603,794
Maryland — 1.4%
City of Baltimore MD, Revenue Bonds
Series A
4.000%, due 7/1/38	900,000	1,031,070
County of Baltimore MD, General Obligation Bonds
4.000%, due 3/1/33	1,000,000	1,138,394
State of Maryland Department of Transportation, Revenue Bonds
Series A
3.000%, due 10/1/31	1,440,000	1,554,307
		3,723,771
Massachusetts — 0.1%
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.500% , due 1/1/25	250,000	279,667

Michigan — 4.1%
City of Greenville MI, Revenue Bonds
Insured: AGM
4.000%, due 6/1/39	830,000	954,188
City of Marquette MI, General Obligation Bonds
Insured: BAM
4.000%, due 5/1/24	360,000	382,799
4.000%, due 5/1/26	785,000	866,275
5.000%, due 5/1/27	590,000	690,307
City of Owosso MI, General Obligation Bonds
Insured: AGM
4.000%, due 5/1/23	160,000	166,163
4.000%, due 5/1/24	115,000	122,230
City of Saginaw MI Water Supply System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/22	700,000	710,145
4.000%, due 7/1/23	700,000	730,310
City of Taylor MI, General Obligation Bonds
Series 2021 Insured: BAM
4.000%, due 3/1/31	250,000	293,797
Jackson County Intermediate School District, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/24	115,000	124,854
Lakeview Public School District, General Obligation Bonds
Insured: Q-SBLF
5.000%, due 11/1/22	290,000	299,082
5.000%, due 11/1/23	640,000	685,077
Michigan Finance Authority, Revenue Bonds
5.000%, due 12/1/41	1,000,000	1,204,483
Series A
5.000%, due 2/15/34	235,000	286,687
Series A Class 1
4.000%, due 6/1/34	500,000	579,364
Van Buren Public Schools, General Obligation Bonds
Insured: BAM
4.000%, due 11/1/35	1,700,000	1,942,997
4.000%, due 11/1/36	1,040,000	1,187,494
		11,226,252
Minnesota — 0.4%
City of Minneapolis MN, Revenue Bonds
4.000%, due 11/15/36	1,000,000	1,161,819

Mississippi — 1.1%
State of Mississippi, General Obligation Bonds
4.000%, due 10/1/37	2,500,000	2,847,256

Missouri — 1.2%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
4.000%, due 8/1/25	150,000	164,126
4.000%, due 2/1/26	715,000	781,189
4.000%, due 2/15/35	500,000	579,296
4.500%, due 1/1/39	1,000,000	1,059,074
5.000%, due 2/15/32	500,000	631,364
St Louis Municipal Finance Corp, Revenue Bonds
Insured: AGM
4.000%, due 6/15/43	105,000	110,154
		3,325,203
Montana — 0.2%
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	406,864

Nebraska — 1.8%
Central Plains Energy Project, Revenue Bonds
5.000%, due 3/1/50(a)(b)	600,000	638,286
5.250%, due 9/1/37	3,340,000	3,427,836
City of Omaha NE, General Obligation Bonds
5.000%, due 4/15/25	800,000	897,777
		4,963,899
Nevada — 0.7%
City of North Las Vegas NV, General Obligation Bonds
Insured: BAM
5.000%, due 6/1/25	1,220,000	1,368,863
Clark County School District, General Obligation Bonds
Series F
5.000%, due 6/15/22	250,000	250,999

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Nevada (continued)
Las Vegas Convention & Visitors Authority, Revenue Bonds
Series B
5.000%, due 7/1/43	$250,000	$293,173
		1,913,035
New Hampshire — 0.3%
New Hampshire Business Finance Authority, Revenue Bonds
Series A
4.000% , due 4/1/30	675,000	727,469

New Jersey — 4.0%
Atlantic City Board of Education, General Obligation Bonds
Insured: AGM
4.000%, due 4/1/22	300,000	301,749
Atlantic County Improvement Authority (The), Revenue Bonds
Insured: AGM
5.000%, due 7/1/32	325,000	409,944
City of Newark NJ, General Obligation Bonds
Series B Insured: AGM
5.000%, due 10/1/25	600,000	671,798
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	454,174
Series A Insured: BAM
5.000%, due 8/1/33	170,000	213,838
5.000%, due 8/1/34	175,000	220,046
5.000%, due 8/1/35	250,000	313,907
New Jersey Economic Development Authority, Revenue Bonds
4.000%, due 11/1/38	1,000,000	1,105,076
Series A
4.000%, due 7/1/22	1,220,000	1,237,014
New Jersey Educational Facilities Authority, Revenue Bonds
Series C Insured: AGM
5.000%, due 7/1/25	470,000	526,435
Series F Insured: BAM
5.000%, due 7/1/25	300,000	337,520
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Insured: BHAC-CR AMBAC
1.360%, due 12/15/24(c)	690,000	663,700
Series A
2.040%, due 12/15/26(c)	650,000	588,722
New Jersey Turnpike Authority, Revenue Bonds
Series D-1
0.771% (1-Month LIBOR + 0.70%), due 1/1/24(a)	1,000,000	1,005,656
Newark Board of Education, General Obligation Bonds
Insured: BAM
5.000%, due 7/15/30	750,000	931,035
Insured: School Bond Reserve Fund
5.000%, due 7/15/23	300,000	317,696
Salem County Improvement Authority, Revenue Bonds
Insured: AGM
4.000%, due 8/15/30	195,000	221,031
4.000%, due 8/15/31	180,000	205,769
South Jersey Port Corp., Revenue Bonds
Series B
5.000%, due 1/1/31	500,000	575,905
State of New Jersey, General Obligation Bonds
Series A
4.000%, due 6/1/31	500,000	580,089
		10,881,104
New York — 8.0%
Albany County Airport Authority, Revenue Bonds
Series A
5.000%, due 12/15/22	370,000	384,017
Avon Central School District, General Obligation Bonds
Insured: AGM
2.000%, due 6/15/23	335,000	339,925
2.000%, due 6/15/24	645,000	656,841
City of New York NY, General Obligation Bonds
4.000%, due 8/1/39	500,000	550,158
4.000%, due 10/1/40	500,000	556,171
City of Syracuse NY, General Obligation Bonds
Series A Insured: AGM
4.000%, due 5/15/32	250,000	280,541
County of Suffolk NY, General Obligation Bonds
Series C Insured: BAM
5.000%, due 2/1/23	410,000	427,213
Highland Central School District, General Obligation Bonds
Insured: AGM
2.000%, due 6/15/22	300,000	301,612
Hudson Yards Infrastructure Corp, Revenue Bonds
Insured: AGM
4.000%, due 2/15/47	1,835,000	2,002,803
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
5.000%, due 11/15/29	500,000	560,041
Series A-2S
4.000%, due 2/1/22	625,000	625,000
Series B Insured: AMBAC
5.250%, due 11/15/24	500,000	554,713
Series B-1
5.000%, due 5/15/22	200,000	202,356
Series C
5.000%, due 11/15/38	250,000	260,599
5.000%, due 11/15/42	500,000	519,720
Minisink Valley Central School District, General Obligation Bonds
4.000%, due 4/15/22	100,000	100,752
Monroe County Industrial Development Corp., Revenue Bonds
5.000%, due 5/1/24	500,000	543,075
Series A
4.000%, due 12/1/36	375,000	424,799
New York City Housing Development Corp., Revenue Bonds
Series F-2 Insured: Federal Housing Administration
0.600%, due 5/1/61(a)(b)	1,500,000	1,450,533
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds
Series S-3
5.000%, due 7/15/33	150,000	181,308

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
2.710%, due 11/15/33(c)	$500,000	$364,228
New York Liberty Development Corp, Revenue Bonds
Series A
2.750%, due 11/15/41	1,070,000	1,047,765
New York Liberty Development Corp., Revenue Bonds
4.000%, due 2/15/43	340,000	376,474
Class 1
2.450%, due 9/15/69	500,000	507,975
New York State Dormitory Authority, Revenue Bonds
Series A
3.000%, due 3/15/38	500,000	513,953
5.000%, due 10/1/23	850,000	901,425
Series A Insured: AGM
5.000%, due 10/1/33	500,000	602,634
Series E
4.000%, due 3/15/39	865,000	993,211
4.000%, due 3/15/40	1,300,000	1,488,508
4.000%, due 3/15/44	500,000	567,160
New York State Thruway Authority, Revenue Bonds
Series J
4.125%, due 1/1/31	200,000	211,300
New York State Urban Development Corp., Revenue Bonds
Series A
5.000%, due 3/15/36	500,000	620,182
Series C
4.000%, due 3/15/37	400,000	454,897
New York Transportation Development Corp., Revenue Bonds
Series C
5.000%, due 12/1/27	150,000	173,711
Port Authority of New York & New Jersey, Revenue Bonds
4.000%, due 9/1/43	400,000	444,216
Town of Oyster Bay NY, General Obligation Bonds
Insured: BAM
4.000%, due 11/1/23	500,000	526,106
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-2
2.000%, due 5/15/45(a)(b)	1,000,000	1,017,380
		21,733,302
North Carolina — 0.6%
North Carolina Medical Care Commission, Revenue Bonds
Series A
4.000%, due 9/1/41	1,095,000	1,207,815
North Carolina Turnpike Authority, Revenue Bonds
5.000%, due 2/1/24	500,000	536,785
		1,744,600
North Dakota — 0.6%
City of Grand Forks ND, Revenue Bonds
4.000% , due 12/1/36	1,375,000	1,569,532

Ohio — 2.1%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
4.000%, due 11/15/33	1,260,000	1,426,670
City of Hamilton OH Wastewater System Revenue, Revenue Bonds
Insured: BAM
4.000%, due 10/1/41	1,235,000	1,378,680
Crestview Local School District/Columbiana County, Certificates of Participation
Insured: AGM
4.000%, due 12/1/35	250,000	283,515
4.000%, due 12/1/37	320,000	362,449
State of Ohio, Revenue Bonds
Series E
5.000%, due 1/15/35	500,000	596,553
Triway Local School District, Certificates of Participation
Insured: BAM
3.000%, due 12/1/22	800,000	815,377
3.000%, due 12/1/23	675,000	698,734
		5,561,978
Oregon — 0.0%(d)
State of Oregon, General Obligation Bonds
Series E
5.000%, due 6/1/22	100,000	101,533

Pennsylvania — 5.0%
Borough of Carnegie PA, General Obligation Bonds
Insured: BAM
3.000%, due 8/15/22	75,000	75,895
City of Erie PA, General Obligation Bonds
Series C Insured: AGM
2.560%, due 11/15/37(c)	750,000	457,409
City of Oil City PA, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/37	885,000	1,005,129
City of Philadelphia PA Airport Revenue, Revenue Bonds
Series A
4.000%, due 7/1/35	500,000	572,235
County of Cambria PA, General Obligation Bonds
Series B Insured: AGM
4.000%, due 8/1/32	250,000	277,805
Deer Creek Drainage Basin Authority, Revenue Bonds
Insured: AGM
5.000%, due 12/1/27	215,000	253,509
Forest Hills School District, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/23	265,000	281,452
Hazle Township Municipal Authority, Revenue Bonds
Insured: BAM
4.000%, due 12/1/24	240,000	257,988
Hazleton Area School District, General Obligation Bonds
Series A
3.125%, due 3/1/26	115,000	115,258
Lancaster County Hospital Authority, Revenue Bonds
5.000%, due 11/1/38	1,100,000	1,333,453

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
Lancaster Industrial Development Authority, Revenue Bonds
4.000%, due 7/1/31	$100,000	$107,324
North East School District, General Obligation Bonds
Insured: AGM
2.000%, due 9/1/22	250,000	252,080
4.000%, due 9/1/23	285,000	298,629
North Pocono School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 9/15/32	250,000	285,530
Pennsylvania Economic Development Financing Authority, Revenue Bonds
4.000%, due 1/1/29	450,000	498,253
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.000%, due 8/15/37	500,000	587,229
Series A Insured: AGC
0.744% (3-Month LIBOR + 0.60%), due 7/1/27(a)	165,000	162,731
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/32	550,000	676,868
Ridley School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 11/15/33	850,000	978,186
South Wayne County Water and Sewer Authority, Revenue Bonds
Insured: BAM
4.000%, due 2/15/27	600,000	670,702
Spring Cove School District, General Obligation Bonds
Series A Insured: BAM
4.000%, due 11/15/22	500,000	512,994
Trinity Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 11/1/41	2,050,000	2,349,430
Upper Darby School District, General Obligation Bonds
Series A Insured: BAM
4.000%, due 4/1/37	325,000	374,207
4.000%, due 4/1/38	250,000	287,356
4.000%, due 4/1/39	250,000	286,970
Warrior Run School District/Montour Northumberland Union County PA, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/36	255,000	274,493
Wilkinsburg-Penn Joint Water Authority (The), Revenue Bonds
Insured: BAM
4.000%, due 9/15/23	250,000	262,191
		13,495,306
Puerto Rico — 0.5%
Commonwealth of Puerto Rico, General Obligation Bonds
Series A Insured: AGM
5.000%, due 7/1/35	250,000	251,746
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A Insured: AGC
4.500%, due 7/1/36	60,000	60,903
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,574
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, Revenue Bonds
5.000%, due 7/1/28	400,000	471,686
5.000%, due 7/1/29	425,000	508,280
		1,318,189
Rhode Island — 0.7%
Providence Public Building Authority, Revenue Bonds
Series B Insured: AGM
5.000%, due 6/15/32	250,000	299,871
Rhode Island Health and Educational Building Corp., Revenue Bonds
5.000%, due 5/15/25	500,000	557,887
State of Rhode Island, General Obligation Bonds
Series A
4.000%, due 4/1/34	1,000,000	1,141,489
		1,999,247
South Carolina — 0.0%(d)
South Carolina Public Service Authority, Revenue Bonds
Series B
5.000% , due 12/1/36	100,000	116,211

South Dakota — 0.9%
County of Lawrence SD, Certificates of Participation
Insured: AGM
4.000%, due 12/1/32	455,000	524,321
4.000%, due 12/1/33	660,000	759,055
4.000%, due 12/1/34	500,000	573,718
Tri-Valley School District No 49-6, General Obligation Bonds
Insured: AGM
4.000%, due 7/15/32	200,000	236,411
4.000%, due 7/15/33	380,000	448,952
		2,542,457
Texas — 11.8%
Acton Municipal Utility District, Revenue Bonds
Insured: BAM
4.000%, due 5/1/24	920,000	975,939
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
4.000%, due 8/15/24	165,000	176,332
4.000%, due 8/15/25	255,000	278,080
4.000%, due 8/1/29	475,000	545,672
4.000%, due 8/15/35	1,000,000	1,173,046
Brazoria County Municipal Utility District No 28, General Obligation Bonds
Series A Insured: BAM
2.000%, due 9/1/23	200,000	202,925
2.000%, due 9/1/24	195,000	198,176
Central Texas Turnpike System, Revenue Bonds
Series A Insured: AMBAC
0.590%, due 8/15/22(c)	2,455,000	2,447,196
Series A Insured: BHAC-CR AMBAC
1.420%, due 8/15/26(c)	750,000	703,434

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
City of Arlington TX, Tax Allocation
5.000%, due 8/15/30	$250,000	$300,737
City of Bryan TX Electric System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 7/1/22	235,000	239,406
5.000%, due 7/1/23	200,000	211,521
City of Dallas TX Hotel Occupancy Tax Revenue, Revenue Bonds
4.000%, due 8/15/38	1,000,000	1,086,849
City of Houston TX Combined Utility System Revenue, Revenue Bonds
Series A Insured: AGM
1.340%, due 12/1/25(c)	465,000	441,822
Series B
5.000%, due 11/15/29	395,000	459,652
City of Houston TX Hotel Occupancy Tax & Special Revenue, Revenue Bonds
Series B Insured: AGM
0.910%, due 9/1/22(c)	140,000	139,262
City of Mission TX, General Obligation Bonds
Insured: BAM
5.000%, due 2/15/23	305,000	317,801
City of Mission TX-REF, General Obligation Bonds
Insured: BAM
5.000%, due 2/15/23	615,000	640,812
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
4.000%, due 2/1/34	250,000	273,828
Series A
5.000%, due 2/1/37	290,000	362,939
City of Temple TX, Tax Allocation
Series A Insured: BAM
5.000%, due 8/1/23	145,000	153,514
5.000%, due 8/1/24	135,000	147,179
5.000%, due 8/1/25	270,000	302,227
5.000%, due 8/1/27	125,000	145,832
5.000%, due 8/1/28	200,000	238,330
5.000%, due 8/1/30	225,000	274,005
Clifton Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
3.000%, due 8/15/34	250,000	266,670
3.000%, due 8/15/35	250,000	265,614
3.000%, due 8/15/37	250,000	264,687
3.000%, due 8/15/39	250,000	263,463
4.000%, due 8/15/23	170,000	177,860
4.000%, due 8/15/24	235,000	251,506
4.000%, due 8/15/25	310,000	338,170
5.000%, due 8/15/26	275,000	317,079
5.000%, due 8/15/27	570,000	671,091
Conroe Local Government Corp, Revenue Bonds
5.000%, due 10/1/31	125,000	155,654
Cotulla Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 2/15/22	150,000	150,149
County of Bexar TX, General Obligation Bonds
5.000%, due 6/15/26	1,500,000	1,639,144
Dallas Fort Worth International Airport, Revenue Bonds
Series B
5.000%, due 11/1/22	2,000,000	2,066,988
Dallas Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/15/23	200,000	204,868
Fort Bend County Municipal Utility District No 2, General Obligation Bonds
Series A Insured: AGM
4.000%, due 10/1/23	105,000	110,146
4.000%, due 10/1/24	110,000	117,975
Fort Bend County Municipal Utility District No 215, General Obligation Bonds
Insured: BAM
4.000%, due 9/1/24	125,000	133,157
Fort Bend County Municipal Utility District No 23, General Obligation Bonds
Insured: BAM
4.000%, due 9/1/23	395,000	413,507
4.000%, due 9/1/24	205,000	219,187
Greater Greenspoint Redevelopment Authority, Tax Allocation
Insured: AGM
4.000%, due 9/1/32	350,000	388,372
4.000%, due 9/1/33	370,000	410,395
Greater Texoma Utility Authority, Revenue Bonds
Insured: AGM
5.000%, due 10/1/23	225,000	239,923
5.000%, due 10/1/24	240,000	263,404
Harris County Cultural Education Facilities Finance Corp, Revenue Bonds
Series A
0.721% (1-Month LIBOR + 0.65%), due 11/15/46(a)	1,000,000	1,002,565
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds
Series A
3.000%, due 10/1/40	250,000	262,006
Houston Higher Education Finance Corp., Revenue Bonds
1.500%, due 10/1/23	230,000	226,764
Lamar Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/38	500,000	551,767
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Series A Insured: AGM
4.000%, due 3/1/23	285,000	294,563
Lewisville Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 8/15/36	1,000,000	1,158,772
Martin County Hospital District, General Obligation Bonds
4.000%, due 4/1/22	100,000	100,550
North Texas Tollway Authority, Revenue Bonds
Series B
5.000%, due 1/1/25	1,400,000	1,552,990
Pecos Barstow Toyah Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/41	600,000	643,836
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.000%, due 12/15/22	250,000	258,093
5.000%, due 12/15/23	250,000	265,360

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Texas Municipal Gas Acquisition and Supply Corp II, Revenue Bonds
Series C
0.824% (3-Month LIBOR + 0.69%), due 9/15/27(a)	$2,500,000	$2,500,297
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
Series A
4.000%, due 6/30/32	500,000	569,111
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	500,000	556,558
Viridian Municipal Management District, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/24	360,000	386,149
		32,094,906
Utah — 1.8%
Utah Associated Municipal Power Systems, Revenue Bonds
Series A
5.000%, due 9/1/31	500,000	586,109
Utah Charter School Finance Authority, Revenue Bonds
Insured: UT CSCE
4.000%, due 4/15/40	250,000	280,032
Utah Infrastructure Agency, Revenue Bonds
3.000%, due 10/15/24	520,000	541,989
4.000%, due 10/15/31	250,000	290,093
4.000%, due 10/15/32	540,000	622,616
Vineyard Redevelopment Agency, Tax Allocation
Insured: AGM
4.000%, due 5/1/33	150,000	172,842
4.000%, due 5/1/35	215,000	246,747
4.000%, due 5/1/37	300,000	344,683
5.000%, due 5/1/22	800,000	808,993
5.000%, due 5/1/24	350,000	379,663
5.000%, due 5/1/29	400,000	485,770
		4,759,537
Virginia — 0.2%
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	180,180
Virginia Small Business Financing Authority, Revenue Bonds
4.000%, due 12/1/36	210,000	231,972
		412,152
Washington — 3.2%
Auburn School District No 408 of King & Pierce Counties, General Obligation Bonds
Insured: SCH BD GTY
4.000%, due 12/1/34	500,000	566,112
4.000%, due 12/1/36	500,000	564,923
City of Bellingham WA Water & Sewer Revenue, Revenue Bonds
5.000%, due 8/1/22	245,000	250,544
City of Seattle WA Drainage & Wastewater Revenue, Revenue Bonds
5.000%, due 5/1/22	100,000	101,142
County of King WA Sewer Revenue, Revenue Bonds
Series A
0.290% (Municipal Swap Index + 0.23%), due 1/1/40(a)	3,000,000	3,000,005
King County School District No 210 Federal Way, General Obligation Bonds
Insured: SCH BD GTY
4.000%, due 12/1/35	1,000,000	1,131,035
King County School District No 412 Shoreline, General Obligation Bonds
Insured: SCH BD GTY
4.000%, due 12/1/36	1,000,000	1,148,596
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	593,560
State of Washington, General Obligation Bonds
Series B
5.000%, due 6/1/22	125,000	126,896
Series D
5.000%, due 6/1/22	180,000	182,730
State of Washington, Revenue Bonds
Series F
5.000%, due 9/1/22	325,000	333,424
Washington State Convention Center Public Facilities District, Revenue Bonds
Series B
4.000%, due 7/1/37	535,000	596,706
		8,595,673
West Virginia — 0.7%
City of Wheeling WV Waterworks & Sewerage System Revenue, Revenue Bonds
Series A Insured: BAM
4.000%, due 6/1/24	115,000	122,551
4.000%, due 6/1/26	125,000	138,152
4.000%, due 6/1/27	280,000	314,567
4.000%, due 6/1/29	460,000	530,808
Morgantown Utility Board, Inc., Revenue Bonds
Series A Insured: BAM
4.000%, due 12/1/34	200,000	231,752
West Virginia Hospital Finance Authority, Revenue Bonds
5.000%, due 9/1/39	500,000	596,258
		1,934,088
Wisconsin — 1.7%
Public Finance Authority, Revenue Bonds
4.000%, due 10/1/22	75,000	76,469
4.000%, due 10/1/23	40,000	41,873
4.000%, due 10/1/24	35,000	37,504
4.000%, due 10/1/30	265,000	301,460
4.000%, due 10/1/31	390,000	440,522
4.000%, due 10/1/32	390,000	439,223
4.000%, due 10/1/33	420,000	471,615
4.000%, due 10/1/34	390,000	436,380
State of Wisconsin, General Obligation Bonds
Series A
4.000%, due 5/1/40	1,000,000	1,139,637
University of Wisconsin Hospitals & Clinics, Revenue Bonds
Series B
0.120%, due 4/1/48(a)(b)	600,000	600,000

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 2/15/33	$425,000	$522,336
		4,507,019
Total Municipal Bonds
(Cost $276,212,654)		271,139,117

	Shares	Value
Short-Term Investment — 1.0%
Money Market Fund — 1.0%
Dreyfus Tax Exempt Cash Management - Institutional, 0.01%(e)
(Cost $2,838,501)	2,838,785	2,838,501

Total Investments — 100.8%
(Cost $279,051,155)		273,977,618
Other Assets and Liabilities, Net — (0.8)%		(2,248,251)
Net Assets — 100.0%		$271,729,367

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2022.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Less than 0.05%.
(e)	Reflects the 7-day yield at January 31, 2022.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
LIBOR	- London InterBank Offered Rate
MSD	- Metropolitan School District
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
Q-SBLF	- Qualified School Bond Loan Fund
SCH BD GTY	- School Bond Guaranty Program
SD CRED PROG	- School District Credit Enhancement Program
ST HGR ED INTERCEPT PROG	- State Higher Education Intercept Program
ST INTERCEPT	- State Tax Intercept
UT CSCE	- Utah Charter School Credit Enhancement

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$–	$271,139,117	$–	$271,139,117
Short-Term Investment:
Money Market Fund	2,838,501	–	–	2,838,501
Total Investments in Securities	$2,838,501	$271,139,117	$–	$273,977,618

(f)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended January 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.